Long-Term Debt - Schedule of Carrying Values and Estimated Fair Values of Debt Instruments (Details) - USD ($) $ in Thousands		Sep. 30, 2015		Dec. 31, 2014		Dec. 31, 2013
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		$ 8,765,660		$ 6,517,266		$ 4,111,562
2021 Senior Notes, net of premium [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		2,009,090		2,010,177		2,011,562
2021 Senior Notes, net of premium [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		1,853,386	[1]	1,985,050	[1],[2]	1,961,273	[2]
2022 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		1,000,000		1,000,000		1,000,000
2022 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		930,000	[1]	1,020,000	[1],[2]	982,500	[2]
2023 Senior Notes, net of premium [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		1,506,570		1,507,089		1,000,000
2023 Senior Notes, net of premium [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		1,344,614	[1]	1,476,947	[1],[2]	935,000	[2]
2024 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		2,000,000		2,000,000		0
2024 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure		1,765,000	[1]	1,970,000	[1],[2]	0	[2]
2025 Senior Notes [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		2,000,000		0
2025 Senior Notes [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Notes Payable, Fair Value Disclosure	[1]	1,755,000		0
2015 Credit Facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		250,000		0
2015 Credit Facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	[3]	250,000		0
Working Capital Facility [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt		0		0
Working Capital Facility [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	[3]	$ 0		0
2013 Credit Facilities [Member] | Carrying Amount [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Carrying Amount, Long-term Debt				0		100,000
2013 Credit Facilities [Member] | Estimated Fair Value [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Lines of Credit, Fair Value Disclosure	[4]			$ 0		$ 100,000

[1]	The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on September 30, 2015 and December 31, 2014, as applicable.
[2]	The Level 2 estimated fair value was based on quotations obtained from broker-dealers who make markets in these and similar instruments based on the closing trading prices on December 31, 2014 and 2013, as applicable.
[3]	The Level 3 estimated fair value approximates the principal amount because the interest rates are variable and reflective of market rates and the debt may be repaid, in full or in part, at any time without penalty.
[4]	The Level 3 estimated fair value approximates the carrying amount because the interest rates are variable and reflective of market rates and we have the ability to call this debt at any time without penalty.